Schedule of Deferred Tax Assets (Details)	1 Months Ended
Sep. 30, 2025 USD ($)
Income Tax Disclosure [Abstract]
Loss before taxes	$ 25,000
Total deferred tax assets (27.9%)	6,975
Less: Valuation allowance	(6,975)
Net deferred tax assets